Right of use assets (Details) R in Millions	12 Months Ended
Jun. 30, 2020 ZAR (R)
Leased assets
Additions	R 3,466
Reclassification to held for sale, right of use assets	(1,175)
Translation of foreign operations, right of use assets	1,696
Terminations, right of use assets	(600)
Current year depreciation charge	(2,294)
Net impairment of right of use assets (note 10)	(3,322)
Carrying amount at end of year	13,816
Land
Leased assets
Additions	8
Reclassification to held for sale, right of use assets	(2)
Translation of foreign operations, right of use assets	83
Current year depreciation charge	(25)
Net impairment of right of use assets (note 10)	(313)
Carrying amount at end of year	184
Buildings and improvements
Leased assets
Additions	407
Reclassification to held for sale, right of use assets	(7)
Translation of foreign operations, right of use assets	332
Terminations, right of use assets	(14)
Current year depreciation charge	(662)
Net impairment of right of use assets (note 10)	(100)
Carrying amount at end of year	6,446
Plant, equipment and vehicles
Leased assets
Additions	3,046
Reclassification to held for sale, right of use assets	(1,166)
Translation of foreign operations, right of use assets	1,281
Terminations, right of use assets	(586)
Current year depreciation charge	(1,605)
Net impairment of right of use assets (note 10)	(2,909)
Carrying amount at end of year	7,179
Mineral assets
Leased assets
Additions	5
Current year depreciation charge	(2)
Carrying amount at end of year	7
Recognition of additional right of use assets on initial application of IFRS 16
Leased assets
Carrying amount at beginning of year	16,045
Recognition of additional right of use assets on initial application of IFRS 16 | Land
Leased assets
Carrying amount at beginning of year	433
Recognition of additional right of use assets on initial application of IFRS 16 | Buildings and improvements
Leased assets
Carrying amount at beginning of year	6,490
Recognition of additional right of use assets on initial application of IFRS 16 | Plant, equipment and vehicles
Leased assets
Carrying amount at beginning of year	9,118
Recognition of additional right of use assets on initial application of IFRS 16 | Mineral assets
Leased assets
Carrying amount at beginning of year	4
After application of IFRS 16
Leased assets
Carrying amount at beginning of year	16,045
After application of IFRS 16 | Land
Leased assets
Carrying amount at beginning of year	433
After application of IFRS 16 | Buildings and improvements
Leased assets
Carrying amount at beginning of year	6,490
After application of IFRS 16 | Plant, equipment and vehicles
Leased assets
Carrying amount at beginning of year	9,118
After application of IFRS 16 | Mineral assets
Leased assets
Carrying amount at beginning of year	R 4